Deferred Tax Assets and Deferred Tax Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Deferred Tax Assets and Deferred Tax Liabilities (Textual)
Net operating losses	$ 103,390
Expiration date	Dec. 31, 2017